Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis (Appraisal of Collateral [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Impaired Loans [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range	0.00%		0.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range	33.00%		9.00%
Impaired Loans [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range	(2.00%)		(1.00%)
Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fair value (in Dollars)	3,387		2,336
Valuation techniques	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable input	Appraisal adjustments (2)	[2]	Appraisal adjustments (2)	[2]
Other Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range			5.00%
Other Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range			33.00%
Other Real Estate Owned [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Unobservable input, range	(1.00%)		(18.00%)
Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fair value (in Dollars)	111		574
Valuation techniques	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable input	Appraisal adjustments (2)	[2]	Appraisal adjustments (2)	[2]
Unobservable input, range	1.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.